Equity affiliates, other investments and related parties - Related parties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Balance sheet
Receivables: Debtors and other debtors	$ 1,231	$ 809	$ 545
Loans (excl. loans to equity accounted for affiliates)	184	113	89
Payables: Creditors and other creditors	1,610	1,347	662
Payables: Debts	5	2	3
Statement of income
Sales	6,806	4,250	3,134
Purchases	(25,656)	(13,473)	(7,183)
Financial income	3		1
Financial expense	$ (9)	$ (8)	$ (6)